Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Fair value of derivative liabilities	$ 16,807	$ 11,852
LIBOR Indexed Floating Rate Loans
Derivative [Line Items]
Term of debt instrument	4 years 10 months 24 days
Interest rate swap | Fair Value Hedges
Derivative [Line Items]
Notional amount of derivative instruments	$ 9,300	$ 9,700
Credit swap agreements
Derivative [Line Items]
Fair value of derivative liabilities	2,100
Cash collateral provided for derivative instruments	1,100
Maximum additional amount of payments related to termination events	$ 1,000